Financial risk management and impairment of financial assets (Tables)	12 Months Ended
Dec. 31, 2024
Financial risk management and impairment of financial assets
Summary of maturity analysis

		Between 2 and 5	After more than
	Within 1 year	years	5 years	Total
2024	£ 000	£ 000	£ 000	£ 000
Trade and other payables	15,585	3,991	—	19,576
Lease liabilities	705	1,409	496	2,610
Convertible Senior Secured Notes	—	103,915	—	103,915
	16,290	109,315	496	126,101
2023
Trade and other payables	16,868	3,922	—	20,790
Lease liabilities	643	1,387	590	2,620
Convertible Senior Secured Notes	—	187,061	—	187,061
	17,511	192,370	590	210,471